Stockholders' Equity - Equity Incentive Plans (Details) - shares	Sep. 30, 2025	Aug. 01, 2025	Apr. 21, 2025	Mar. 15, 2025	Dec. 31, 2024	Mar. 19, 2024	Dec. 31, 2023
Stockholders' Equity
Shares of common stock reserved for issuance (in shares)					1,016,306
Warrants
Stockholders' Equity
Shares of common stock reserved for issuance (in shares)					263,957
Equity Incentive Plans [Member]
Stockholders' Equity
Shares of common stock reserved for issuance (in shares)	596,553
2011 Equity Incentive Plan
Stockholders' Equity
Shares are granted available for issuance (in shares)	0				0
2011 Equity Incentive Plan | Unexercised Stock Options
Stockholders' Equity
Shares of common stock reserved for issuance (in shares)	381,494				423,392
2021 Equity Incentive Plan
Stockholders' Equity
Number of common stock eligible for issuance	400,000				400,000
Shares are granted available for issuance (in shares)	72,559
Shares of common stock reserved for issuance (in shares)	72,559				279,957		279,957
2021 Equity Incentive Plan | Unexercised Stock Options
Stockholders' Equity
Shares of common stock reserved for issuance (in shares)	142,500				49,000
Not related to plan
Stockholders' Equity
Shares of common stock reserved for issuance (in shares)	1,476,455
Not related to plan | Warrants
Stockholders' Equity
Shares of common stock reserved for issuance (in shares)		139,916	1,137,455	80,791		18,293
Not related to plan | Unexercised Stock Options | Halston License
Stockholders' Equity
Shares of common stock reserved for issuance (in shares)	100,000